Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		9 Months Ended				12 Months Ended
	Aug. 18, 2025	Jun. 03, 2025	Mar. 10, 2025	Oct. 18, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Share-Based Payments [Line Items]
Share-based payment arrangement, decrease due to reclassification to liability awards							$ 2,138
Accrued expenses and other liabilities					$ 183,395		183,395				$ 185,745
Performance based restricted stock units (in Shares)											1,223,263	537,168
Share-based compensation							$ 11,018	[1]	$ 17,594	[1]	$ 19,054	$ 45,109
Share-based compensation arrangement by share-based payment award							75.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate							0.00%
Fair value of shares vested											25,945	23,432
Additional Paid-in Capital [Member]
Share-Based Payments [Line Items]
Share-based payment arrangement, decrease due to reclassification to liability awards							$ 2,138
Common Stock [Member]
Share-Based Payments [Line Items]
Share-based payment arrangement, decrease due to reclassification to liability awards
2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Share-based compensation					1,506	$ 2,588	8,202		17,002		18,774	43,653
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount											$ 19,116	$ 36,497
Weighted average period											1 year 10 months 24 days	1 year 3 months 18 days
2021 Stock Incentive Plan [Member] | Continuing Operations [Member]
Share-Based Payments [Line Items]
Share-based compensation					1,506	1,995	7,164		14,854		$ 17,158	$ 39,797
2021 Stock Incentive Plan [Member] | Discontinued Operations [Member]
Share-Based Payments [Line Items]
Share-based compensation						593	1,038		2,148		1,616	3,856
2021 Stock Incentive Plan [Member] | Additional Paid-in Capital [Member]
Share-Based Payments [Line Items]
Share-based payment arrangement, decrease due to reclassification to liability awards							$ 2,138
Employee Stock Purchase Plan [Member]
Share-Based Payments [Line Items]
Share-based compensation						72			379			625
Shares reserved for issuance (in Shares)					236,949		236,949				236,949
Employee Stock Purchase Plan [Member] | Continuing Operations [Member]
Share-Based Payments [Line Items]
Share-based compensation					$ 0	56	$ 0		304			489
Employee Stock Purchase Plan [Member] | Discontinued Operations [Member]
Share-Based Payments [Line Items]
Share-based compensation						$ 16			$ 75			136
BRSH Stock Incentive Plan [Member] | Discount rate [Member] | Significant unobservable inputs [Member]
Share-Based Payments [Line Items]
Noncontrolling interest, measurement input			0.175
Restricted Stock Units (RSUs) [Member]
Share-Based Payments [Line Items]
Restricted stock or unit expense					850		2,420
Restricted Stock Units (RSUs) [Member] | 2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Stock issued during period, value, restricted stock award, gross							2,296
Accrued expenses and other liabilities					1,296		1,296
Performance based restricted stock units (in Shares)									1,223,263
Grant date fair value									$ 16,181
Restricted Stock [Member]
Share-Based Payments [Line Items]
Grant date fair value											$ 16,181	$ 20,496
Weighted average grant-date fair value, per share (in Dollars per share)											$ 13.23	$ 38.16
Restricted Stock [Member] | BRSH Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Grant date fair value	$ 265		$ 21,657
Restricted stock award, gross (in Shares)	22,951		1,873,600
Noncontrolling interest, equity percentage			10.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Payments [Line Items]
Vesting period		3 years
Shares issued (in Shares)		300,000
Share-based payment arrangement, expense					$ 43		$ 57
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted average remaining contractual term		10 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate							4.50%
Share-based compensation arrangement by share-based payment award							66.50%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate							0.00%
Stock options outstanding (in Shares)
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Share-Based Payments [Line Items]
Shares issued (in Shares)		100,000
Share-Based Payment Arrangement, Option [Member] | Stock Options Vest In Tranche 1 [Member]
Share-Based Payments [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares (in Shares)		100,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average exercise price (in Dollars per share)		$ 7
Share-Based Payment Arrangement, Option [Member] | Stock Options Vest In Tranche 2 [Member]
Share-Based Payments [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares (in Shares)		100,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average exercise price (in Dollars per share)		$ 10
Share-Based Payment Arrangement, Option [Member] | Stock Options Vest In Tranche 3 [Member]
Share-Based Payments [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested, number of shares (in Shares)		100,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average exercise price (in Dollars per share)		$ 12.5
Share-Based Payment Arrangement, Option [Member] | Targus [Member]
Share-Based Payments [Line Items]
Equity interest issued or issuable, number of shares (in Shares)				215,876
Business combination, consideration transferred, equity interests issued and issuable				$ 5,749
Unregistered Shares [Member]
Share-Based Payments [Line Items]
Share-based payment arrangement, expense							$ 295
Employee Stock Incentive Plans [Member]
Share-Based Payments [Line Items]
Weighted average grant-date fair value, per share (in Dollars per share)											$ 0
Minimum [Member] | BRSH Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Subsidiary, ownership percentage, noncontrolling owner, vesting terms					4 years		4 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | 2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Vesting period							1 year				1 year
Minimum [Member] | Restricted Stock Units, Performance Based [Member] | 2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Vesting period											2 years
Maximum [Member] | BRSH Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Subsidiary, ownership percentage, noncontrolling owner, vesting terms					5 years		5 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | 2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Vesting period							5 years				5 years
Maximum [Member] | Restricted Stock [Member] | BRSH Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Restricted stock award, gross (in Shares)			4,000,000
Maximum [Member] | Restricted Stock Units, Performance Based [Member] | 2021 Stock Incentive Plan [Member]
Share-Based Payments [Line Items]
Vesting period											3 years
Valuation Technique, Black-Scholes-Merton Model [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payments [Line Items]
Employee compensation and benefits		$ 523

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.